Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Borrowings (Including accrued interest)	$ 173,522,182	$ 183,268,107	$ 182,781,617	$ 191,264,715
Lease liability	90,873,411	91,923,742	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	93,903,217	107,940,623	88,342,208		$ 115,633,080	$ 35,946,217
Total	358,298,810		360,905,005	86,970,181	434,896,048	364,646,641
On demand [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Borrowings (Including accrued interest)	171,343,445	176,925,643	182,781,617
Lease liability
Accounts payable, accruals and other payables (excluding accrued interest)
Total	171,343,445		182,781,617			$ 99,447,827
(new) Upto 1 Year [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Borrowings (Including accrued interest)	396,134	4,361,794		11,250,000
Lease liability	5,428,131	9,872,066	5,978,847
Accounts payable, accruals and other payables (excluding accrued interest)	93,903,217	107,940,623	88,342,208		115,633,080
Total	99,727,482		94,321,055	86,970,181	137,345,488
1 to 5 Years [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Borrowings (Including accrued interest)	1,782,603			180,014,715
Lease liability	17,164,474		18,899,037
Accounts payable, accruals and other payables (excluding accrued interest)
Total	18,947,077		18,899,037		43,530,413
Later than five years [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Borrowings (Including accrued interest)
Lease liability	68,280,806	82,051,676	64,903,296
Accounts payable, accruals and other payables (excluding accrued interest)
Total	$ 68,280,806		$ 64,903,296		$ 254,020,147